Document and Entity Information	Nov. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001756701
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	LINKBANCORP, INC.
Entity Incorporation State Country Code	PA
Entity File Number	333-255908
Entity Tax Identification Number	82-5130531
Entity Address, Address Line One	3045 Market Street
Entity Address, City or Town	Camp Hill
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17011
City Area Code	(855)
Local Phone Number	569-2265
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false